Goodwill (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Sep. 30, 2014
Summary of changes in the carrying value of goodwill by segment
Goodwill, beginning balance	$ 200	[1]	$ 200	[1]	$ 200
Adjustments	0		0
Goodwill, ending balance	200	[1]	200	[1]	200
Retirement Plans [Member]
Summary of changes in the carrying value of goodwill by segment
Goodwill, beginning balance	25	[1]	25	[1]
Adjustments	0		0
Goodwill, ending balance	25	[1]	25	[1]
Individual Products and Solutions - Life and NBSG [Member]
Summary of changes in the carrying value of goodwill by segment
Goodwill, beginning balance	175	[1]	175	[1]
Adjustments	0		0
Goodwill, ending balance	$ 175	[1]	$ 175	[1]

[1]	The goodwill balances have not been previously impaired.